Advances - Additional Information (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2008
Advances [Abstract]
Advances from nonaffiliated collaboration	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Specified amount of revenue to be utilized for advances				250,000
Revenue realized from agreement	$ 0	$ 0